Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 - PROPERTY AND EQUIPMENT

At December 31, 2015 and 2014, property and equipment consisted of the following:

	Useful Life	2015	2014
Leasehold improvements	10 Years	$23,976	$-
Less: accumulated depreciation		(13,274)	-
Property and equipment, net		$10,702	$0

For the years ended December 31, 2015 and 2014, depreciation and amortization expense amounted to $274 and $0, respectively.